Sales - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%		20.00%
Customer1 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	35.00%	41.00%	29.00%
Customer2 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	17.00%	18.00%	20.00%
Customer3 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	13.00%	14.00%	19.00%
Customer4 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%	10.00%	12.00%
Trade receivables [member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	83.00%	82.00%
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Net Sales [Line Items]
Percentage Of Sale Expenses On Operating Income	1.00%
Adjustments for decrease (increase) in trade and other receivables	$ (389,824)	$ 78,498	$ 113,420
Revenue from sale of goods, related party transactions	$ 4,600,000	$ 4,100,000	$ 4,000,000